International Equity Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® All Country World (ex-US) Value Index (Net)(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	39.50%	11.87%	8.74%
MSCI® All Country World (ex-US) Index (Net)(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	38.35%	10.31%	6.65%